Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.6%
Aerospace & Defense - 0.3%
Boeing Co.
5.15%, 05/01/2030	$ 179,000	$ 177,634
6.26%, 05/01/2027	24,000	24,605
L3Harris Technologies, Inc.
5.25%, 06/01/2031	30,000	30,138
5.40%, 07/31/2033	26,000	25,997
Lockheed Martin Corp.
4.70%, 12/15/2031	39,000	38,389
Northrop Grumman Corp.
4.90%, 06/01/2034	205,000	199,265
		496,028
Automobiles - 0.4%
BMW U.S. Capital LLC
3.90%, 04/09/2025 (A)	208,000	207,747
General Motors Financial Co., Inc.
5.60%, 06/18/2031	108,000	108,213
5.75%, 02/08/2031	13,000	13,158
Hyundai Capital America
4.88%, 11/01/2027 (A)	58,000	57,849
5.30%, 01/08/2030 (A)	38,000	38,056
5.35%, 03/19/2029 (A)	33,000	33,163
6.50%, 01/16/2029 (A)	161,000	168,312
Toyota Motor Credit Corp.
4.60%, 10/10/2031	33,000	32,169
		658,667
Banks - 7.0%
Banco de Credito e Inversiones SA
Fixed until 05/08/2029 (B), 8.75% (A)(C)	755,000	791,870
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa
4.38%, 04/11/2027 (D)	200,000	196,317
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (B), 8.75% (A)(C)	1,500,000	1,491,389
Banco Santander SA
Fixed until 05/21/2033 (B), 9.63% (C)	800,000	920,471
Bangkok Bank PCL
Fixed until 09/23/2025 (B), 5.00% (C)(D)	200,000	198,736
5.65%, 07/05/2034 (D)	200,000	202,915
Bank of America Corp.
Fixed until 03/08/2032, 3.85% (C), 03/08/2037	263,000	233,533
Fixed until 02/07/2029, 3.97% (C), 02/07/2030	208,000	199,903
Fixed until 04/27/2032, 4.57% (C), 04/27/2033	202,000	193,046
Fixed until 08/15/2034, 5.43% (C), 08/15/2035	33,000	32,125
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	85,000	83,059
Fixed until 09/15/2026, 5.93% (C), 09/15/2027	194,000	197,409
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of East Asia Ltd.
Fixed until 10/21/2025 (B), 5.83% (C)(D)	$ 250,000	$ 244,375
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (C), 05/04/2037	58,000	53,225
5.65%, 02/01/2034	41,000	41,916
BankUnited, Inc.
4.88%, 11/17/2025	24,000	23,981
5.13%, 06/11/2030	44,000	42,481
Barclays PLC
Fixed until 12/15/2025 (B), 6.13% (C)	220,000	220,535
BNP Paribas SA
Fixed until 11/19/2029, 5.28% (C), 11/19/2030 (A)	128,000	127,371
Citigroup, Inc.
4.45%, 09/29/2027	66,000	65,220
Fixed until 09/19/2029, 4.54% (C), 09/19/2030	56,000	54,571
Fixed until 05/24/2032, 4.91% (C), 05/24/2033	194,000	187,654
Fixed until 09/19/2034, 5.41% (C), 09/19/2039	65,000	61,891
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	18,000	18,326
Citizens Financial Group, Inc.
2.64%, 09/30/2032	38,000	31,021
Fixed until 07/23/2031, 5.72% (C), 07/23/2032	51,000	51,411
Credit Agricole SA
Fixed until 01/09/2028, 5.23% (C), 01/09/2029 (A)	250,000	250,659
Deutsche Bank AG
Fixed until 01/18/2028, 6.72% (C), 01/18/2029	250,000	260,146
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (C), 04/04/2034 (D)	200,000	204,610
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	49,000	48,596
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (C), 09/10/2027	126,000	119,535
Fixed until 07/21/2031, 2.38% (C), 07/21/2032	183,000	153,970
Fixed until 05/01/2028, 4.22% (C), 05/01/2029	40,000	39,075
Fixed until 10/23/2029, 4.69% (C), 10/23/2030	23,000	22,570
Fixed until 04/25/2034, 5.85% (C), 04/25/2035	33,000	33,688
HSBC Holdings PLC
Fixed until 03/09/2028, 6.16% (C), 03/09/2029	200,000	205,777
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (C), 11/08/2032	215,000	182,623
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 05/01/2027, 3.54% (C), 05/01/2028	$ 158,000	$ 153,759
Fixed until 04/26/2025, 4.08% (C), 04/26/2026	84,000	83,850
4.13%, 12/15/2026	41,000	40,641
Fixed until 10/22/2027, 4.51% (C), 10/22/2028	35,000	34,693
Fixed until 10/23/2033, 6.25% (C), 10/23/2034	90,000	95,376
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (C), 02/22/2031	200,000	203,064
Mizuho Financial Group, Inc.
Fixed until 05/26/2034, 5.58% (C), 05/26/2035	200,000	201,742
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	35,000	28,713
Fixed until 04/01/2030, 3.62% (C), 04/01/2031	164,000	152,917
Fixed until 10/18/2029, 4.65% (C), 10/18/2030	15,000	14,704
Fixed until 04/20/2032, 5.30% (C), 04/20/2037	18,000	17,553
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	29,000	28,622
Fixed until 02/07/2034, 5.94% (C), 02/07/2039	44,000	44,255
National Australia Bank Ltd.
Fixed until 01/14/2035, 5.90% (C), 01/14/2036 (A)	250,000	249,953
Nbk Tier 2 Ltd.
Fixed until 11/24/2025, 2.50% (C), 11/24/2030 (D)(E)	330,000	321,085
Regions Financial Corp.
Fixed until 09/06/2034, 5.50% (C), 09/06/2035	39,000	38,216
Fixed until 06/06/2029, 5.72% (C), 06/06/2030	38,000	38,590
Royal Bank of Canada
4.90%, 01/12/2028	96,000	96,478
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (D)	200,000	195,607
Standard Chartered PLC
Fixed until 08/15/2027 (B), 7.75% (C)(D)	200,000	206,980
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (C), 05/06/2031	119,000	114,199
UBS Group AG
Fixed until 05/12/2027, 4.75% (C), 05/12/2028 (A)	275,000	273,670
Fixed until 04/12/2031 (B), 7.75% (A)(C)	413,000	432,803
United Overseas Bank Ltd.
Fixed until 10/14/2026, 2.00% (C), 10/14/2031 (D)	200,000	190,195
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 02/11/2030, 2.57% (C), 02/11/2031	$ 33,000	$ 29,231
Fixed until 10/30/2029, 2.88% (C), 10/30/2030	15,000	13,594
Fixed until 01/23/2034, 5.50% (C), 01/23/2035	13,000	12,981
Fixed until 04/22/2027, 5.71% (C), 04/22/2028	246,000	249,905
Zions Bancorp NA
3.25%, 10/29/2029	275,000	245,574
Fixed until 08/19/2034, 6.82% (C), 11/19/2035	252,000	258,654
		11,553,604
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	169,000	158,464
Constellation Brands, Inc.
4.35%, 05/09/2027	15,000	14,853
PepsiCo, Inc.
1.95%, 10/21/2031	205,000	171,267
		344,584
Biotechnology - 0.2%
Amgen, Inc.
5.15%, 03/02/2028	172,000	173,821
Gilead Sciences, Inc.
4.80%, 11/15/2029	40,000	39,886
5.10%, 06/15/2035	28,000	27,538
Royalty Pharma PLC
2.15%, 09/02/2031	77,000	63,391
5.15%, 09/02/2029	26,000	25,948
		330,584
Building Products - 0.2%
Lennox International, Inc.
5.50%, 09/15/2028	43,000	43,817
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	27,000	23,036
Owens Corning
5.50%, 06/15/2027	26,000	26,449
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)(F)	20,000	20,075
6.75%, 03/01/2033 (A)(F)	50,000	50,250
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	120,000	105,064
		268,691
Chemicals - 0.4%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (A)	205,000	181,946
Eastman Chemical Co.
5.75%, 03/08/2033	92,000	93,661
Ecolab, Inc.
5.25%, 01/15/2028	70,000	71,536
Methanex Corp.
5.25%, 12/15/2029	4,000	3,895
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Methanex U.S. Operations, Inc.
6.25%, 03/15/2032 (A)	$ 95,000	$ 94,839
Nutrien Ltd.
4.90%, 03/27/2028	77,000	77,139
5.20%, 06/21/2027	26,000	26,266
Sherwin-Williams Co.
4.80%, 09/01/2031	23,000	22,659
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
PIK Rate 2.50%, Cash Rate 5.13%, 05/03/2029 (A)(G)	38,250	29,070
		601,011
Commercial Services & Supplies - 1.2%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	135,000	138,427
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)(E)	94,000	89,653
Champions Financing, Inc.
8.75%, 02/15/2029 (A)(E)	105,000	100,440
Deluxe Corp.
8.00%, 06/01/2029 (A)	133,000	130,334
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	116,000	120,593
Garda World Security Corp.
6.00%, 06/01/2029 (A)	140,000	134,949
8.38%, 11/15/2032 (A)	10,000	10,326
GXO Logistics, Inc.
6.25%, 05/06/2029	29,000	29,774
Hertz Corp.
4.63%, 12/01/2026 (A)(E)	145,000	128,944
12.63%, 07/15/2029 (A)	65,000	70,060
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (A)	120,000	116,100
Quanta Services, Inc.
2.35%, 01/15/2032	38,000	31,474
2.90%, 10/01/2030	10,000	8,888
4.75%, 08/09/2027	23,000	22,932
5.25%, 08/09/2034	23,000	22,425
Republic Services, Inc.
5.00%, 11/15/2029	45,000	45,243
Reworld Holding Corp.
4.88%, 12/01/2029 (A)	100,000	93,140
S&P Global, Inc.
2.70%, 03/01/2029	249,000	229,964
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032 (A)	69,000	70,853
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	326,000	278,124
Veritiv Operating Co.
10.50%, 11/30/2030 (A)	90,000	97,831
Waste Management, Inc.
4.95%, 07/03/2027	51,000	51,513
		2,021,987
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 1.1%
Altice Financing SA
5.00%, 01/15/2028 (A)	$ 330,000	$ 268,561
Altice France SA
5.50%, 01/15/2028 (A)	200,000	161,961
AT&T, Inc.
4.10%, 02/15/2028	213,000	208,968
5.40%, 02/15/2034	30,000	30,124
C&W Senior Finance Ltd.
6.88%, 09/15/2027 (A)	200,000	200,065
Cisco Systems, Inc.
4.85%, 02/26/2029	58,000	58,375
Iliad Holding SASU
7.00%, 10/15/2028 (A)	200,000	203,621
Rogers Communications, Inc.
5.00%, 02/15/2029	33,000	32,790
Telesat Canada/Telesat LLC
4.88%, 06/01/2027 (A)	50,000	28,788
T-Mobile USA, Inc.
3.38%, 04/15/2029	164,000	153,748
Verizon Communications, Inc.
4.02%, 12/03/2029	213,000	204,669
4.50%, 08/10/2033	63,000	59,536
Viasat, Inc.
6.50%, 07/15/2028 (A)	50,000	42,548
7.50%, 05/30/2031 (A)(E)	37,000	26,748
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (A)	95,000	84,523
		1,765,025
Construction & Engineering - 0.2%
IHS Holding Ltd.
8.25%, 11/29/2031 (A)(E)	200,000	196,343
MasTec, Inc.
5.90%, 06/15/2029	36,000	36,663
Mattamy Group Corp.
4.63%, 03/01/2030 (A)	125,000	116,747
		349,753
Consumer Staples Distribution & Retail - 1.0%
AutoZone, Inc.
5.10%, 07/15/2029	15,000	15,063
Brinker International, Inc.
8.25%, 07/15/2030 (A)	60,000	64,020
CEC Entertainment LLC
6.75%, 05/01/2026 (A)	130,000	130,075
Costco Wholesale Corp.
1.60%, 04/20/2030	30,000	25,756
Darden Restaurants, Inc.
4.35%, 10/15/2027	23,000	22,735
El Puerto de Liverpool SAB de CV
6.26%, 01/22/2032 (A)	200,000	200,896
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030 (A)	120,000	113,254
Genuine Parts Co.
6.50%, 11/01/2028	41,000	42,962
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Home Depot, Inc.
4.90%, 04/15/2029	$ 27,000	$ 27,218
Kohl's Corp.
4.63%, 05/01/2031	153,000	122,539
LBM Acquisition LLC
6.25%, 01/15/2029 (A)	130,000	120,213
McDonald's Corp.
4.80%, 08/14/2028	224,000	225,098
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	18,000	17,499
5.75%, 11/20/2026	27,000	27,455
Park River Holdings, Inc.
6.75%, 08/01/2029 (A)(E)	140,000	124,223
Saks Global Enterprises LLC
11.00%, 12/15/2029 (A)	105,000	100,616
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029 (A)	120,000	122,793
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029 (A)(E)	65,000	68,850
Walmart, Inc.
3.95%, 09/09/2027	99,000	98,087
		1,669,352
Containers & Packaging - 0.5%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	118,000	101,966
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029 (A)(E)	200,000	174,652
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030 (A)	94,000	95,878
Iris Holding, Inc.
10.00%, 12/15/2028 (A)	95,000	87,800
LABL, Inc.
5.88%, 11/01/2028 (A)	135,000	119,442
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	53,000	53,455
Packaging Corp. of America
5.70%, 12/01/2033	112,000	114,112
Sonoco Products Co.
4.60%, 09/01/2029	64,000	62,510
5.00%, 09/01/2034 (E)	32,000	30,294
		840,109
Distributors - 0.0% (H)
Windsor Holdings III LLC
8.50%, 06/15/2030 (A)	55,000	58,181
Diversified REITs - 0.2%
American Tower Corp.
2.30%, 09/15/2031	36,000	30,077
3.13%, 01/15/2027	37,000	35,838
5.20%, 02/15/2029	74,000	74,332
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
Crown Castle, Inc.
5.00%, 01/11/2028	$ 60,000	$ 60,099
5.60%, 06/01/2029	27,000	27,502
Weyerhaeuser Co.
4.00%, 04/15/2030	137,000	130,097
4.75%, 05/15/2026	44,000	43,998
		401,943
Electric Utilities - 3.0%
AES Andes SA
Fixed until 03/10/2030, 8.15% (C), 06/10/2055 (A)	500,000	511,752
AES Corp.
5.45%, 06/01/2028	30,000	30,246
Algonquin Power & Utilities Corp.
5.37% (I), 06/15/2026	15,000	15,071
Ameren Corp.
5.70%, 12/01/2026	227,000	230,553
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028 (A)	200,000	189,440
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	106,000	101,275
Calpine Corp.
5.00%, 02/01/2031 (A)	125,000	119,380
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (D)	251,250	241,197
Clearway Energy Operating LLC
3.75%, 01/15/2032 (A)	100,000	87,102
Diamond II Ltd.
7.95%, 07/28/2026 (D)	250,000	254,177
DTE Energy Co.
4.88%, 06/01/2028	109,000	108,797
EUSHI Finance, Inc.
Fixed until 09/15/2029, 7.63% (C), 12/15/2054	450,000	469,221
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028 (A)	63,000	63,356
Florida Power & Light Co.
5.15%, 06/15/2029	51,000	51,666
Kentucky Power Co.
7.00%, 11/15/2033 (A)	66,000	69,976
Minejesa Capital BV
4.63%, 08/10/2030 (D)	197,708	193,510
5.63%, 08/10/2037 (D)	200,000	189,094
Narragansett Electric Co.
5.35%, 05/01/2034 (A)	30,000	29,770
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	51,000	50,346
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (A)	24,000	24,553
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032 (F)	52,000	51,820
NextEra Energy Operating Partners LP
7.25%, 01/15/2029 (A)(E)	140,000	140,877
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc.
3.63%, 02/15/2031 (A)	$ 175,000	$ 154,176
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	130,000	122,905
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049 (D)	200,000	159,480
PG&E Corp.
Fixed until 12/15/2029, 7.38% (C), 03/15/2055	1,000,000	971,861
PPL Capital Funding, Inc.
5.25%, 09/01/2034	16,000	15,708
Public Service Co. of Colorado
3.70%, 06/15/2028	186,000	179,728
Vistra Operations Co. LLC
7.75%, 10/15/2031 (A)	75,000	79,178
		4,906,215
Electronic Equipment, Instruments & Components - 0.3%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/2032	121,000	121,953
5.60%, 05/29/2034	25,000	24,994
Amphenol Corp.
5.05%, 04/05/2029	96,000	96,662
5.25%, 04/05/2034	15,000	14,994
Honeywell International, Inc.
1.75%, 09/01/2031	15,000	12,330
4.95%, 09/01/2031	30,000	30,041
Trimble, Inc.
6.10%, 03/15/2033	150,000	156,091
Vontier Corp.
2.95%, 04/01/2031	33,000	28,505
		485,570
Energy Equipment & Services - 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032 (A)	95,000	96,307
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (D)	300,000	299,319
Halliburton Co.
4.75%, 08/01/2043	33,000	28,732
India Cleantech Energy
4.70%, 08/10/2026 (D)	205,250	200,042
Kodiak Gas Services LLC
7.25%, 02/15/2029 (A)	95,000	97,786
		722,186
Financial Services - 1.2%
Aircastle Ltd.
Fixed until 06/15/2026 (B), 5.25% (A)(C)	100,000	98,635
Ally Financial, Inc.
6.70%, 02/14/2033 (E)	140,000	143,820
American Express Co.
4.20%, 11/06/2025	41,000	40,919
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
American Express Co. (continued)
Fixed until 01/30/2030, 5.09% (C), 01/30/2031	$ 34,000	$ 34,069
Fixed until 02/16/2027, 5.10% (C), 02/16/2028	108,000	108,712
Bread Financial Holdings, Inc.
9.75%, 03/15/2029 (A)	84,000	90,593
Capital One Financial Corp.
3.75%, 07/28/2026	44,000	43,229
Charles Schwab Corp.
2.45%, 03/03/2027	13,000	12,434
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (A)	112,000	97,908
Enova International, Inc.
11.25%, 12/15/2028 (A)	104,000	113,179
Focus Financial Partners LLC
6.75%, 09/15/2031 (A)	100,000	100,543
goeasy Ltd.
6.88%, 05/15/2030 (A)	10,000	10,156
7.63%, 07/01/2029 (A)	105,000	108,592
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031 (A)	125,000	129,195
LFS Topco LLC
5.88%, 10/15/2026 (A)	81,000	80,502
Mastercard, Inc.
2.00%, 03/03/2025	118,000	117,762
4.35%, 01/15/2032	46,000	44,505
OneMain Finance Corp.
6.63%, 05/15/2029	124,000	126,330
Planet Financial Group LLC
10.50%, 12/15/2029 (A)	115,000	118,478
REC Ltd.
5.63%, 04/11/2028 (D)	200,000	202,461
Synchrony Financial
4.50%, 07/23/2025	4,000	3,992
5.15%, 03/19/2029	63,000	62,299
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/2031 (A)	100,000	103,826
Voya Financial, Inc.
5.00%, 09/20/2034	17,000	16,169
		2,008,308
Food Products - 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	130,000	127,704
C&S Group Enterprises LLC
5.00%, 12/15/2028 (A)	176,000	150,952
Hormel Foods Corp.
4.80%, 03/30/2027	41,000	41,201
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	150,000	134,464
Kellanova
7.45%, 04/01/2031	74,000	82,717
Kroger Co.
5.00%, 09/15/2034	22,000	21,314
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Land O'Lakes, Inc.
7.00%, 09/18/2028 (A)(B)	$ 1,770,000	$ 1,451,427
Mars, Inc.
4.65%, 04/20/2031 (A)	44,000	43,087
Nestle Holdings, Inc.
3.50%, 09/24/2025 (A)	204,000	202,801
		2,255,667
Gas Utilities - 0.6%
AltaGas Ltd.
Fixed until 07/17/2034, 7.20% (C), 10/15/2054 (A)	1,000,000	1,005,004
KeySpan Gas East Corp.
5.99%, 03/06/2033 (A)	41,000	41,623
		1,046,627
Health Care Equipment & Supplies - 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	77,000	65,764
2.75%, 09/15/2029	58,000	52,793
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	102,246
Medline Borrower LP
3.88%, 04/01/2029 (A)	125,000	116,709
Stryker Corp.
4.63%, 09/11/2034	47,000	44,872
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029 (E)	27,000	27,283
		409,667
Health Care Providers & Services - 0.8%
Cigna Group
2.38%, 03/15/2031	25,000	21,327
4.38%, 10/15/2028	26,000	25,519
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032 (A)	73,000	75,505
Elevance Health, Inc.
2.88%, 09/15/2029	95,000	86,845
HCA, Inc.
3.38%, 03/15/2029	10,000	9,319
3.50%, 09/01/2030	74,000	67,496
5.45%, 04/01/2031	30,000	30,101
Humana, Inc.
4.88%, 04/01/2030	54,000	53,120
5.88%, 03/01/2033	274,000	277,180
Molina Healthcare, Inc.
6.25%, 01/15/2033 (A)	115,000	114,158
Quest Diagnostics, Inc.
5.00%, 12/15/2034	54,000	52,254
Roche Holdings, Inc.
5.49%, 11/13/2030 (A)	243,000	250,573
UnitedHealth Group, Inc.
3.75%, 07/15/2025	172,000	171,484
4.80%, 01/15/2030	39,000	38,897
5.15%, 07/15/2034	33,000	32,558
		1,306,336
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotel & Resort REITs - 0.1%
Service Properties Trust
8.88%, 06/15/2032	$ 135,000	$ 131,464
Hotels, Restaurants & Leisure - 1.8%
Banijay Entertainment SAS
8.13%, 05/01/2029 (A)	200,000	208,213
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A)(E)	100,000	94,438
Carnival Corp.
6.00%, 05/01/2029 (A)	200,000	200,419
Champion Path Holdings Ltd.
4.85%, 01/27/2028 (D)(E)	200,000	190,814
Fortune Star BVI Ltd.
5.05%, 01/27/2027 (D)	250,000	232,436
Gohl Capital Ltd.
4.25%, 01/24/2027 (D)	200,000	194,819
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (A)	135,000	128,865
Hyatt Hotels Corp.
5.50%, 06/30/2034	36,000	35,609
Marriott International, Inc.
2.85%, 04/15/2031	118,000	103,606
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (D)	200,000	184,360
MGM China Holdings Ltd.
5.88%, 05/15/2026 (D)	200,000	200,070
NCL Corp. Ltd.
6.75%, 02/01/2032 (A)	10,000	10,157
7.75%, 02/15/2029 (A)	215,000	228,452
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030 (A)	120,000	124,242
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)	120,000	120,948
Station Casinos LLC
6.63%, 03/15/2032 (A)	92,000	92,551
Studio City Finance Ltd.
5.00%, 01/15/2029 (D)	250,000	227,875
5.00%, 01/15/2029 (A)	200,000	182,300
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	125,000	118,447
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	45,000	39,716
		2,918,337
Industrial REITs - 0.0% (H)
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (A)(E)	18,000	17,421
Insurance - 2.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	120,000	120,073
Allstate Corp.
5.05%, 06/24/2029	51,000	51,262
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Aon North America, Inc.
5.30%, 03/01/2031	$ 189,000	$ 190,372
Arthur J Gallagher & Co.
4.85%, 12/15/2029	24,000	23,805
5.45%, 07/15/2034	118,000	117,535
Athene Global Funding
1.73%, 10/02/2026 (A)	32,000	30,388
4.86%, 08/27/2026 (A)	43,000	42,969
5.32%, 11/13/2031 (A)	71,000	70,015
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031 (A)	80,000	81,849
Chubb INA Holdings LLC
4.65%, 08/15/2029	74,000	73,435
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	12,000	11,743
Global Atlantic Finance Co.
Fixed until 07/15/2029, 7.95% (C), 10/15/2054 (A)	700,000	732,282
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/2031 (A)	65,000	66,439
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (A)	105,000	111,740
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (A)	1,822,000	1,144,275
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	35,000	34,910
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (A)	30,000	29,774
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	95,000	97,384
Sumitomo Life Insurance Co.
Fixed until 01/18/2034 (B), 5.88% (A)(C)	205,000	202,350
Willis North America, Inc.
4.65%, 06/15/2027	66,000	65,619
		3,298,219
Internet & Catalog Retail - 0.9%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/2028 (A)	200,000	185,328
Alphabet, Inc.
0.80%, 08/15/2027	126,000	115,452
Amazon.com, Inc.
3.30%, 04/13/2027	33,000	32,262
4.65%, 12/01/2029 (E)	224,000	225,464
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (A)(E)	124,000	115,333
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	200,000	209,009
Meituan
4.63%, 10/02/2029 (A)	200,000	194,682
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Netflix, Inc.
4.88%, 04/15/2028	$ 106,000	$ 106,467
Rakuten Group, Inc.
9.75%, 04/15/2029 (A)	250,000	273,053
		1,457,050
IT Services - 0.6%
Accenture Capital, Inc.
4.50%, 10/04/2034	27,000	25,648
Ahead DB Holdings LLC
6.63%, 05/01/2028 (A)	135,000	133,575
Apple, Inc.
1.40%, 08/05/2028	224,000	201,634
CA Magnum Holdings
5.38%, 10/31/2026 (D)	265,000	260,098
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	63,000	60,917
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031 (A)	90,000	92,804
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	92,000	88,924
4.45%, 09/25/2026	23,000	22,890
McAfee Corp.
7.38%, 02/15/2030 (A)	135,000	133,010
		1,019,500
Machinery - 0.6%
AGCO Corp.
5.45%, 03/21/2027	59,000	59,617
Caterpillar Financial Services Corp.
4.38%, 08/16/2029	19,000	18,729
4.50%, 01/07/2027	59,000	59,113
4.70%, 11/15/2029	51,000	50,887
5.00%, 05/14/2027	18,000	18,195
Caterpillar, Inc.
1.90%, 03/12/2031	205,000	175,072
CNH Industrial Capital LLC
5.10%, 04/20/2029	183,000	183,617
Deere & Co.
5.45%, 01/16/2035	180,000	183,400
John Deere Capital Corp.
1.45%, 01/15/2031	118,000	97,905
4.40%, 09/08/2031	46,000	44,611
4.95%, 07/14/2028	18,000	18,207
nVent Finance SARL
2.75%, 11/15/2031	118,000	98,935
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	15,000	15,156
		1,023,444
Media - 0.9%
Cable One, Inc.
4.00%, 11/15/2030 (A)(E)	109,000	89,483
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/2030 (A)	120,000	111,154
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	$ 104,000	$ 88,093
3.50%, 06/01/2041	48,000	33,138
6.10%, 06/01/2029	38,000	38,827
Comcast Corp.
3.40%, 04/01/2030	23,000	21,361
4.15%, 10/15/2028	90,000	88,109
Cox Communications, Inc.
5.45%, 09/15/2028 - 09/01/2034 (A)	69,000	67,868
CSC Holdings LLC
5.75%, 01/15/2030 (A)	200,000	116,078
Discovery Communications LLC
3.63%, 05/15/2030	15,000	13,389
Neptune Bidco U.S., Inc.
9.29%, 04/15/2029 (A)	150,000	127,963
Omnicom Group, Inc.
5.30%, 11/01/2034	57,000	56,143
Paramount Global
Fixed until 02/28/2027, 6.25% (C), 02/28/2057	93,000	88,897
Sirius XM Radio LLC
3.88%, 09/01/2031 (A)(E)	200,000	172,288
Univision Communications, Inc.
8.50%, 07/31/2031 (A)	120,000	120,556
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	200,000	174,197
Walt Disney Co.
2.00%, 09/01/2029	46,000	40,939
		1,448,483
Metals & Mining - 0.7%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (E)	10,000	10,019
7.00%, 03/15/2032 (A)(E)	130,000	129,725
7.38%, 05/01/2033 (A)	10,000	9,939
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/2031 (A)	155,000	141,459
Freeport Indonesia PT
5.32%, 04/14/2032 (D)	200,000	196,845
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	166,000	175,657
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/2026	18,000	18,096
Novelis Corp.
4.75%, 01/30/2030 (A)	22,000	20,667
Novelis, Inc.
6.88%, 01/30/2030 (A)	10,000	10,238
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	147,000	134,658
Steel Dynamics, Inc.
5.38%, 08/15/2034	26,000	25,751
Vedanta Resources Finance II PLC
9.85%, 04/24/2033 (A)	200,000	201,677
		1,074,731
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (A)(E)	$ 155,000	$ 139,992
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029 (A)	82,000	84,685
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (A)	100,000	95,168
Starwood Property Trust, Inc.
6.50%, 07/01/2030 (A)	85,000	85,820
		405,665
Oil, Gas & Consumable Fuels - 4.4%
APA Corp.
6.10%, 02/15/2035 (A)	17,000	16,904
Apache Corp.
6.00%, 01/15/2037	26,000	25,685
Baytex Energy Corp.
7.38%, 03/15/2032 (A)	85,000	83,784
BP Capital Markets PLC
Fixed until 03/18/2035 (B), 6.13% (C)	865,000	851,987
Canadian Natural Resources Ltd.
5.00%, 12/15/2029 (A)	35,000	34,533
Chevron Corp.
2.24%, 05/11/2030	202,000	178,027
Civitas Resources, Inc.
8.75%, 07/01/2031 (A)	35,000	36,932
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	90,000	85,195
ConocoPhillips Co.
4.70%, 01/15/2030	140,000	138,627
Crescent Energy Finance LLC
7.63%, 04/01/2032 (A)	87,000	87,625
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029 (A)	105,000	110,158
Diamondback Energy, Inc.
5.40%, 04/18/2034	157,000	154,511
Energy Transfer LP
4.95%, 05/15/2028	106,000	106,021
6.40%, 12/01/2030	27,000	28,505
Fixed until 02/15/2029, 8.00% (C), 05/15/2054	1,000,000	1,055,489
EnLink Midstream LLC
6.50%, 09/01/2030 (A)	18,000	18,953
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	15,000	15,029
8.88%, 04/15/2030	135,000	139,988
GNL Quintero SA
4.63%, 07/31/2029 (D)	117,680	115,846
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038 (D)	200,000	201,711
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	165,000	171,769
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Helmerich & Payne, Inc.
5.50%, 12/01/2034 (A)(E)	$ 34,000	$ 32,119
HF Sinclair Corp.
5.00%, 02/01/2028	19,000	18,880
6.25%, 01/15/2035	42,000	41,972
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031 (A)	130,000	123,226
7.25%, 02/15/2035 (A)	15,000	14,677
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (A)	105,000	109,175
ITT Holdings LLC
6.50%, 08/01/2029 (A)	185,000	172,956
KazMunayGas National Co. JSC
5.38%, 04/24/2030 (D)	200,000	195,096
Kinder Morgan, Inc.
5.10%, 08/01/2029	36,000	36,009
5.40%, 02/01/2034	274,000	269,764
Nabors Industries, Inc.
7.38%, 05/15/2027 (A)	95,000	95,705
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%, 02/15/2032 (A)	85,000	87,465
Occidental Petroleum Corp.
5.20%, 08/01/2029	38,000	37,806
6.13%, 01/01/2031	180,000	184,856
ORLEN SA
6.00%, 01/30/2035 (A)	200,000	200,800
Petroleos Mexicanos
10.00%, 02/07/2033 (E)	727,000	749,120
Phillips 66 Co.
5.25%, 06/15/2031	54,000	54,255
Pioneer Natural Resources Co.
5.10%, 03/29/2026	26,000	26,175
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	200,000	186,021
Strathcona Resources Ltd.
6.88%, 08/01/2026 (A)	120,000	120,407
Talos Production, Inc.
9.38%, 02/01/2031 (A)	52,000	54,051
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	27,000	27,055
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (D)	160,000	157,437
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028 (D)	200,000	197,555
Valaris Ltd.
8.38%, 04/30/2030 (A)	110,000	112,971
Vital Energy, Inc.
7.88%, 04/15/2032 (A)(E)	92,000	90,905
Western Midstream Operating LP
5.45%, 11/15/2034	47,000	45,685
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029 (A)	90,000	88,873
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
3.75%, 06/15/2027	$ 53,000	$ 51,776
		7,240,071
Paper & Forest Products - 0.3%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030 (D)	200,000	187,244
Georgia-Pacific LLC
0.95%, 05/15/2026 (A)(E)	73,000	69,654
Magnera Corp.
4.75%, 11/15/2029 (A)	125,000	112,959
Suzano Austria GmbH
5.00%, 01/15/2030	200,000	193,299
		563,156
Passenger Airlines - 0.2%
American Airlines, Inc.
7.25%, 02/15/2028 (A)(E)	155,000	158,617
British Airways Pass-Through Trust
2.90%, 09/15/2036 (A)	14,673	13,025
United Airlines, Inc.
4.63%, 04/15/2029 (A)	125,000	120,027
		291,669
Personal Care Products - 0.1%
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032 (E)	105,000	103,407
Procter & Gamble Co.
2.85%, 08/11/2027	60,000	57,840
3.95%, 01/26/2028	47,000	46,492
		207,739
Pharmaceuticals - 1.1%
AbbVie, Inc.
3.20%, 11/21/2029	194,000	180,577
4.95%, 03/15/2031	36,000	36,072
Astrazeneca Finance LLC
4.85%, 02/26/2029	58,000	58,177
4.88%, 03/03/2028	47,000	47,348
4.90%, 03/03/2030	48,000	48,235
Becton Dickinson & Co.
4.30%, 08/22/2032	36,000	34,000
4.69%, 02/13/2028	44,000	43,898
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	102,000	89,142
Cardinal Health, Inc.
5.13%, 02/15/2029	69,000	69,364
Cencora, Inc.
4.85%, 12/15/2029	16,000	15,886
5.13%, 02/15/2034	27,000	26,484
CVS Health Corp.
4.78%, 03/25/2038	102,000	89,581
5.55%, 06/01/2031	60,000	60,140
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	262,000	263,649
Eli Lilly & Co.
4.15%, 08/14/2027	15,000	14,917
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Endo Finance Holdings, Inc.
8.50%, 04/15/2031 (A)(E)	$ 75,000	$ 80,257
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (A)	113,000	76,293
12.25%, 04/15/2029 (A)	130,000	136,516
Johnson & Johnson
4.80%, 06/01/2029	47,000	47,489
Merck & Co., Inc.
4.30%, 05/17/2030	69,000	67,801
Novartis Capital Corp.
4.00%, 09/18/2031	31,000	29,677
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)(E)	200,000	181,104
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	36,000	34,967
Zoetis, Inc.
5.60%, 11/16/2032	23,000	23,694
		1,755,268
Real Estate Management & Development - 0.7%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	110,000	110,933
GLP Pte. Ltd.
3.88%, 06/04/2025 (D)	200,000	191,543
Fixed until 05/17/2026 (B), 4.50% (C)(D)	200,000	109,386
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	121,000	111,894
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (D)	250,000	206,963
NWD Finance BVI Ltd.
Fixed until 03/16/2025 (B), 6.15% (C)(D)(E)	320,000	117,152
Yanlord Land HK Co. Ltd.
5.13%, 05/20/2026 (D)	320,000	303,751
		1,151,622
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc.
4.80%, 06/15/2029	161,000	161,779
Broadcom, Inc.
2.45%, 02/15/2031 (A)	121,000	104,454
Intel Corp.
3.40%, 03/25/2025	93,000	92,819
Micron Technology, Inc.
5.80%, 01/15/2035	19,000	19,138
SK Hynix, Inc.
2.38%, 01/19/2031 (D)	200,000	169,200
Texas Instruments, Inc.
4.60%, 02/15/2028	99,000	99,268
		646,658
Software - 0.4%
Adobe, Inc.
4.75%, 01/17/2028 (E)	57,000	57,486
4.85%, 04/04/2027	18,000	18,150
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
AppLovin Corp.
5.50%, 12/01/2034	$ 47,000	$ 46,731
Capstone Borrower, Inc.
8.00%, 06/15/2030 (A)	125,000	131,433
Cloud Software Group, Inc.
6.50%, 03/31/2029 (A)	136,000	133,799
Fiserv, Inc.
5.15%, 08/12/2034	33,000	32,304
Oracle Corp.
2.30%, 03/25/2028	110,000	101,941
4.30%, 07/08/2034	9,000	8,249
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	261,300	138,628
Roper Technologies, Inc.
4.90%, 10/15/2034	48,000	46,170
		714,891
Transportation Infrastructure - 0.3%
Canadian National Railway Co.
4.38%, 09/18/2034	29,000	27,275
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (A)	115,000	114,815
CSX Corp.
3.25%, 06/01/2027	42,000	40,779
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	36,947	30,755
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030 (A)	54,000	54,051
5.35%, 03/30/2029 (A)	18,000	18,125
6.05%, 08/01/2028 (A)	46,000	47,388
6.20%, 06/15/2030 (A)	64,000	66,923
Ryder System, Inc.
5.50%, 06/01/2029	25,000	25,446
United Parcel Service, Inc.
3.90%, 04/01/2025	66,000	65,936
		491,493
Total Corporate Debt Securities (Cost $61,344,694)		60,356,976
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.2%
Federal Home Loan Mortgage Corp.
2.00%, 04/01/2052	2,066,947	1,610,869
3.00%, 09/01/2052	3,985,787	3,390,442
5.50%, 08/01/2053 - 12/01/2054	4,065,406	4,017,913
6.00%, 02/01/2054	890,317	897,078
Federal National Mortgage Association
2.00%, 02/01/2052	853,298	666,204
2.50%, 04/01/2037 - 04/01/2052	22,454,859	19,526,132
5.00%, 03/01/2054	1,549,528	1,496,093
Government National Mortgage Association
3.00%, 09/20/2051 - 02/20/2052	3,766,505	3,277,713
Total U.S. Government Agency Obligations (Cost $34,472,907)		34,882,444
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS - 18.3%
Aerospace & Defense - 0.2%
Spirit Aerosystems, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 8.79% (C), 01/15/2027	$ 316,357	$ 319,362
Automobile Components - 0.3%
Clarios Global LP Term Loan B, TBD, 01/14/2032 (F)(J)	156,919	156,821
First Brands Group LLC Term Loan , 3-Month Term SOFR + 5.00%, 9.55% (C),03/30/2027 (F)	305,349	299,382
		456,203
Beverages - 0.2%
Pegasus BidCo BV Term Loan B, 3-Month Term SOFR + 3.25%, 7.77% (C), 07/12/2029	317,176	317,969
Building Products - 0.6%
Foley Products Co. LLC Term Loan, 3-Month Term SOFR + 4.75%, 9.23% (C), 12/29/2028	173,600	175,191
Groundworks LLC
Delayed Draw Term Loan, 1-Month Term SOFR + 3.25%, 3.25% (C), 03/14/2031	5,139	5,160
Term Loan, 1-Month Term SOFR + 3.00%, 7.31% (C), 03/14/2031	174,510	175,238

Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.50%, 8.09% (C), 12/22/2028	144,295	145,129
Potters Industries LLC Term Loan, 1-Month Term SOFR + 3.75%, 8.04% (C), 12/14/2027	198,268	199,755
Quikrete Holdings, Inc.
Term Loan B, TBD, 02/10/2032 (F)(J)	56,314	56,596
Term Loan B, 1-Month Term SOFR + 2.50%, 6.81% (C), 04/14/2031	206,440	206,784
		963,853
Capital Markets - 0.3%
Dragon Buyer, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (C), 09/30/2031	150,542	151,200
NEXUS Buyer LLC Term Loan B, 1-Month Term SOFR + 4.00%, 8.31% (C), 07/31/2031	338,695	339,383
		490,583
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies - 2.2%
Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.16% (C), 05/12/2028	$ 179,522	$ 180,159
Belron Finance LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.27% (C), 10/16/2031	114,383	115,337
Crash Champions LLC Term Loan B, 3-Month Term SOFR + 4.75%, 9.27% (C), 02/23/2029	199,499	180,646
Creative Artists Agency LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.75%, 7.06% (C), 10/01/2031 (F)	361,654	362,483
Forward Air Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 8.79% (C), 12/19/2030	60,116	60,201
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (C), 02/01/2029	236,787	237,231
Groupe Solmax, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 9.17% (C), 05/29/2028	206,730	190,036
Hertz Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 8.06% (C), 06/30/2028	363,502	327,477
KUEHG Corp. Term Loan, 3-Month Term SOFR + 3.25%, 7.54% (C), 06/12/2030	148,988	150,366
Mavis Tire Express Services Corp. Term Loan, 1-Month Term SOFR + 3.50%, 7.31% (C), 05/04/2028	238,208	239,052
Moneygram International, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 9.15% (C), 06/01/2030	321,247	310,003
Prometric Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 9.18% (C), 01/31/2028	238,795	241,721
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.81% (C), 11/14/2030	191,152	191,690
Spring Education Group, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.33% (C), 10/04/2030	238,320	239,332
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 8.83% (C), 11/30/2030	207,545	207,977
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
VM Consolidated, Inc. Term Loan B2, 1-Month Term SOFR + 2.25%, 6.56% (C), 03/24/2028	$ 126,028	$ 126,595
Wand NewCo 3, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.04% (C), 01/30/2031	202,055	202,000
Xplor T1 LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.83% (C), 06/24/2031	135,209	136,730
		3,699,036
Communications Equipment - 1.0%
Altice Financing SA Term Loan, 3-Month Term SOFR + 5.00%, 9.30% (C), 10/31/2027	209,466	183,282
Altice France SA Term Loan B14, 3-Month Term SOFR + 5.50%, 9.80% (C), 08/15/2028	177,954	149,426
CCI Buyer, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.33% (C), 12/17/2027	319,192	320,438
Connect Finco SARL Term Loan B, 1-Month Term SOFR + 4.50%, 8.81% (C), 09/27/2029	202,456	175,378
Lorca Holdco Ltd. Term Loan, 3-Month Term SOFR + 3.50%, 7.83% (C), 03/25/2031	174,973	175,301
ViaSat, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 8.93% (C), 03/02/2029	330,893	297,804
Zayo Group Holdings, Inc. Term Loan, TBD, 03/09/2027 (F)(J)	325,000	311,919
		1,613,548
Construction & Engineering - 0.3%
Construction Partners, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.81% (C), 11/03/2031	34,367	34,367
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.68% (C), 06/23/2028	210,325	209,930
Service Logic Acquisition, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 7.79% (C), 10/29/2027	317,360	320,137
		564,434
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail - 1.4%
BCPE Grill Parent Term Loan B, 1-Month Term SOFR + 4.75%, 9.06% (C), 09/30/2030	$ 207,851	$ 205,967
Dave & Buster's, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.63% (C), 06/29/2029	159,898	155,141
EG Group Ltd. Term Loan B, 3-Month Term SOFR + 4.25%, 8.61% (C), 02/07/2028	281,063	284,366
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.15% (C), 06/06/2031	319,236	314,935
Park River Holdings, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 7.82% (C), 12/28/2027	321,260	314,491
Peer Holding III BV Term Loan B5, 3-Month Term SOFR + 3.00%, 7.33% (C), 07/01/2031	173,091	173,812
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.84% (C), 03/03/2028	368,078	353,068
Specialty Building Products Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.16% (C), 10/15/2028	238,095	236,986
Whatabrands LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.81% (C), 08/03/2028	206,774	207,509
		2,246,275
Containers & Packaging - 0.5%
Charter NEX U.S., Inc. Term Loan B1, 1-Month Term SOFR + 3.00%, 7.33% (C), 11/29/2030	158,561	159,493
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 7.49% (C), 04/13/2029	198,538	199,025
IRIS Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 9.14% (C), 06/28/2028	159,592	153,856
SupplyOne, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.06% (C), 04/21/2031	270,575	273,112
		785,486
Distributors - 0.4%
Gloves Buyer, Inc. Term Loan, TBD, 01/17/2032 (F)(J)	202,475	201,905
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Distributors (continued)
PAI Holdco, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 8.30% (C), 10/28/2027	$ 255,280	$ 224,009
RelaDyne, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 8.31% (C), 12/23/2030	304,933	304,805
		730,719
Diversified REITs - 0.1%
Claros Mortgage Trust, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.91% (C), 08/09/2026	224,331	214,797
Electric Utilities - 0.1%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.06% (C), 09/30/2031	198,006	198,914
Electronic Equipment, Instruments & Components - 0.1%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.59% (C), 12/02/2031	135,617	135,560
Financial Services - 0.5%
Advisor Group, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (C), 08/17/2028	199,045	199,940
Apex Group Treasury LLC Term Loan, 3-Month Term SOFR + 3.75%, 8.96% (C), 07/27/2028	318,318	320,307
CPI Holdco B LLC Term Loan B, 1-Month Term SOFR + 2.25%, 6.56% (C), 05/17/2031	44,044	44,081
HighTower Holdings LLC Term Loan B, 3-Month Term SOFR + 3.50%, 8.07% (C), 04/21/2028	237,024	237,815
		802,143
Food Products - 0.2%
Upfield BV Term Loan B10, 6-Month Term SOFR + 4.25%, 8.87% (C), 01/03/2028	271,567	272,019
Health Care Equipment & Supplies - 0.2%
Hanger, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (C), 10/23/2031	131,420	132,652
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.25%, 6.56% (C), 10/23/2028	238,934	240,075
		372,727
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services - 0.3%
Bella Holding Co. LLC Term Loan, Prime Rate + 2.25%, 7.31% (C), 05/10/2028	$ 361,598	$ 363,857
Outcomes Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.56% (C), 05/06/2031	158,677	160,463
		524,320
Hotels, Restaurants & Leisure - 1.3%
Aimbridge Acquisition Co., Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 8.30% (C), 02/02/2026	154,758	96,337
Carnival Corp. Term Loan, 1-Month Term SOFR + 2.00%, 6.30% (C), 10/18/2028	211,077	211,472
Endeavor Group Holdings, Inc. Term Loan B, TBD, 01/27/2032 (F)(J)	164,589	164,383
Fertitta Entertainment LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (C), 01/27/2029	271,468	272,698
Motion Finco SARL Term Loan B, 3-Month Term SOFR + 3.50%, 7.83% (C), 11/12/2029	318,008	313,397
Ontario Gaming GTA LP Term Loan B, 3-Month Term SOFR + 4.25%, 8.58% (C), 08/01/2030	237,814	238,409
Recess Holdings, Inc. Term Loan, 3-Month Term SOFR + 3.75%, 8.05% (C), 02/21/2030	211,468	213,319
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (C), 04/04/2029	239,781	240,561
SeaWorld Parks & Entertainment, Inc. Term Loan B3, 1-Month Term SOFR + 2.00%, 6.31% (C), 12/04/2031	158,966	158,700
Travel & Leisure Co. Term Loan B, 3-Month Term SOFR + 2.50%, 6.93% (C), 12/14/2029	262,393	263,541
UFC Holdings LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.77% (C), 11/21/2031	37,471	37,653
		2,210,470
Household Durables - 0.2%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.34% (C), 07/31/2028	318,145	318,841
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance - 1.1%
Alliant Holdings Intermediate LLC Term Loan B6, 1-Month Term SOFR + 2.75%, 7.05% (C), 09/19/2031	$ 206,696	$ 207,299
AmWINS Group, Inc. Term Loan B, TBD, 01/23/2032 (F)(J)	232,326	232,520
Asurion LLC
Term Loan B11, 1-Month Term SOFR + 4.25%, 8.66% (C), 08/19/2028	306,876	307,183
2nd Lien Term Loan B4, 1-Month Term SOFR + 5.25%, 9.68% (C), 01/20/2029	355,548	345,135

Howden Group Holdings Ltd. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.31% (C), 02/15/2031	317,048	318,356
HUB International Ltd. Term Loan B, TBD, 06/20/2030 (F)(J)	19,693	19,757
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.31% (C), 07/31/2031	238,459	239,763
Truist Insurance Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.08% (C), 05/06/2031	95,949	96,189
		1,766,202
Internet & Catalog Retail - 0.6%
CNT Holdings I Corp. Term Loan, 3-Month Term SOFR + 3.50%, 7.79% (C), 11/08/2027	316,658	317,224
ION Trading Technologies SARL Term Loan B, 3-Month Term SOFR + 3.50%, 7.83% (C), 04/01/2028	148,647	148,812
Proofpoint, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 7.31% (C), 08/31/2028	237,739	239,017
PUG LLC Term Loan B, 1-Month Term SOFR + 4.75%, 9.06% (C), 03/15/2030	235,568	235,568
		940,621
IT Services - 0.8%
Ahead DB Holdings LLC Term Loan B3, 3-Month Term SOFR + 3.50%, 7.83% (C), 02/01/2031	101,164	101,825
Amentum Government Services Holdings LLC Term Loan B, 1-Month Term SOFR + 2.25%, 6.56% (C), 09/29/2031	183,317	182,537
	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Foundever Worldwide Corp. Term Loan, 1-Month Term SOFR + 3.75%, 8.21% (C), 08/28/2028	$ 110,197	$ 74,306
Indy U.S. Holdco LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.81% (C), 03/06/2028	285,882	285,882
McAfee LLC 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.34% (C), 03/01/2029	140,120	140,412
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 8.16% (C), 02/01/2028	317,972	297,205
Verifone Systems, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 4.00%, 8.78% (C), 08/20/2025	177,495	167,733
		1,249,900
Machinery - 0.4%
CD&R Hydra Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 8.41% (C), 03/25/2031	236,787	237,897
Madison Safety & Flow LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.56% (C), 09/26/2031	19,299	19,438
TK Elevator U.S. Newco, Inc. Term Loan B, 6-Month Term SOFR + 3.50%, 7.74% (C), 04/30/2030	316,917	319,083
WEC U.S. Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.25%, 6.59% (C), 01/27/2031	144,275	144,644
		721,062
Media - 0.8%
CSC Holdings LLC Term Loan B5, 1-Month LIBOR + 2.50%, 7.17% (C), 04/15/2027	355,094	330,016
Neptune Bidco U.S., Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 9.39% (C), 04/11/2029	169,568	142,183
Sinclair Television Group, Inc. Term Loan B4, 1-Month Term SOFR + 3.75%, 8.16% (C), 04/21/2029	348,920	295,128
United Talent Agency LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.05% (C), 07/07/2028	150,819	151,384
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
UPC Financing Partnership Term Loan AX, 1-Month Term SOFR + 2.93%, 7.35% (C), 01/31/2029	$ 146,624	$ 146,606
Virgin Media Bristol LLC Term Loan Y, 6-Month Term SOFR + 3.18%, 7.72% (C), 03/31/2031	326,000	318,461
		1,383,778
Metals & Mining - 0.7%
Atlas Sand Co. LLC Term Loan, 5.00% (C), 01/31/2026 (K)(L)(M)(N)	1,215,715	1,147,635
Mortgage Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. Term Loan B1, 1-Month Term SOFR + 3.50%, 7.93% (C), 03/11/2028	236,228	234,456
Blackstone Mortgage Trust, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.05% (C), 12/11/2028	67,180	67,096
		301,552
Oil, Gas & Consumable Fuels - 0.2%
M6 ETX Holdings II Midco LLC Term Loan B, 1-Month Term SOFR + 4.50%, 8.91% (C), 09/19/2029	154,976	155,581
NGP XI Midstream Holdings LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.83% (C), 07/25/2031	163,199	163,505
		319,086
Passenger Airlines - 0.6%
Air Canada Term Loan B, 3-Month Term SOFR + 2.00%, 6.34% (C), 03/21/2031	169,892	170,742
American Airlines, Inc.
1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.56% (C), 02/15/2028	158,384	158,705
1st Lien Term Loan, 3-Month Term SOFR + 2.25%, 6.96% (C), 06/04/2029	55,975	56,001
Term Loan, 3-Month Term SOFR + 4.75%, 9.30% (C), 04/20/2028	73,699	75,461

United Airlines, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 2.00%, 6.30% (C), 02/22/2031	210,172	210,522
WestJet Loyalty LP Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (C), 02/14/2031	317,826	318,734
		990,165
	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals - 0.3%
Covetrus, Inc. Term Loan, 3-Month Term SOFR + 5.00%, 9.33% (C), 10/13/2029	$ 270,149	$ 261,538
Endo Luxembourg Finance Co. I SARL 1st Lien Term Loan, 1-Month Term SOFR + 4.00%, 8.31% (C), 04/23/2031	190,781	191,974
		453,512
Real Estate Management & Development - 0.2%
CoreLogic, Inc. Term Loan, 1-Month Term SOFR + 3.50%, 7.93% (C), 06/02/2028	149,229	148,421
Cushman & Wakefield U.S. Borrower LLC
Term Loan B1, 1-Month Term SOFR + 2.75%, 7.06% (C), 01/31/2030	102,116	102,435
Term Loan, 1-Month Term SOFR + 3.25%, 7.56% (C), 01/31/2030	161,506	162,414
		413,270
Software - 1.5%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.31% (C), 02/15/2029	320,791	321,167
Boxer Parent Co., Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 7.29% (C), 07/30/2031	145,773	146,304
Cloud Software Group, Inc. Term Loan, 3-Month Term SOFR + 3.75%, 8.08% (C), 03/21/2031	264,803	266,553
Corel Corp. Term Loan, 3-Month Term SOFR + 5.00%, 9.61% (C), 07/02/2026	164,347	145,447
Cotiviti Corp. Term Loan, 1-Month Term SOFR + 2.75%, 7.09% (C), 05/01/2031	238,851	240,343
Helios Software Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 7.83% (C), 07/18/2030	239,003	240,497
PointClickCare Technologies, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (C), 11/03/2031	59,754	60,016
Project Alpha Intermediate Holding, Inc.
Term Loan B, TBD, 10/28/2030 (F)(J)	27,886	28,139
2nd Lien Term Loan, TBD, 11/22/2032 (F)(J)	45,004	45,405

Project Boost Purchaser LLC Term Loan, 3-Month Term SOFR + 3.50%, 7.31% (C), 07/16/2031	319,170	321,364
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
RealPage, Inc.
Term Loan, 3-Month Term SOFR + 3.75%, 8.08% (C), 04/24/2028	$ 78,241	$ 78,714
1st Lien Term Loan, 3-Month Term SOFR + 3.00%, 7.59% (C), 04/24/2028	153,709	153,495

Storable, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (C), 04/17/2028	238,541	239,615
UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.29%, 7.30% (C), 02/10/2031	169,800	170,794
		2,457,853
Textiles, Apparel & Luxury Goods - 0.3%
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.56% (C), 12/21/2028	246,500	247,512
Varsity Brands, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 8.27% (C), 08/26/2031	296,697	296,976
		544,488
Transportation Infrastructure - 0.2%
Third Coast Infrastructure LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.56% (C), 09/25/2030	292,323	292,323
Total Loan Assignments (Cost $29,800,912)		30,218,706
ASSET-BACKED SECURITIES - 7.4%
Allegro CLO VIII-S Ltd.
Series 2024-3A, Class B, 3-Month Term SOFR + 1.85%, 6.41% (C), 10/15/2037 (A)	1,750,000	1,758,267
Bain Capital Credit CLO Ltd.
Series 2024-3A, Class A1, 3-Month Term SOFR + 1.48%, 5.79% (C), 07/16/2037 (A)	1,200,000	1,211,319
Columbia Cent CLO 33 Ltd.
Series 2024-33A, Class A1, 3-Month Term SOFR + 1.60%, 5.89% (C), 04/20/2037 (A)	2,100,000	2,118,751
TCW CLO Ltd.
Series 2021-2A, Class D, 3-Month Term SOFR + 3.51%, 7.81% (C), 07/25/2034 (A)	3,000,000	3,018,219
Trinitas CLO XIV Ltd.
Series 2020-14A, Class CR, 3-Month Term SOFR + 2.40%, 6.70% (C), 01/25/2034 (A)	3,000,000	3,003,243
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Whitebox CLO II Ltd.
Series 2020-2A, Class BR2, 3-Month Term SOFR + 1.75%, 6.05% (C), 10/24/2037 (A)	$ 1,000,000	$ 1,008,320
Total Asset-Backed Securities (Cost $11,960,000)		12,118,119
U.S. GOVERNMENT OBLIGATIONS - 5.1%
U.S. Treasury - 5.1%
U.S. Treasury Bonds
4.13%, 08/15/2044	4,500,000	4,076,016
U.S. Treasury Notes
2.38%, 04/30/2026	81,000	79,181
3.50%, 09/30/2029	46,000	44,334
3.63%, 03/31/2028	561,000	550,109
3.75%, 08/15/2027 - 08/31/2031	429,000	421,006
3.88%, 12/31/2029 - 08/15/2034	331,000	318,425
4.00%, 01/31/2029 - 01/31/2031	26,000	25,482
4.13%, 11/15/2027 - 10/31/2031	446,000	440,461
4.25%, 12/31/2026 - 11/15/2034	629,000	621,497
4.38%, 07/31/2026 - 05/15/2034	1,560,000	1,546,426
4.50%, 05/31/2029 - 11/15/2033	245,100	244,726
Total U.S. Government Obligations (Cost $8,764,697)		8,367,663

	Shares	Value
PREFERRED STOCKS - 0.9%
Automobiles - 0.1%
Ford Motor Co.,
6.20%	7,500	174,525
Banks - 0.8%
Customers Bancorp, Inc.,
5.38%	66,720	1,329,062
Electric Utilities - 0.0% (H)
Brookfield Infrastructure Finance ULC,
7.25%	811	20,105
Financial Services - 0.0% (H)
Corebridge Financial, Inc.,
6.38% (O)	1,000	24,640
Multi-Utilities - 0.0% (H)
Algonquin Power & Utilities Corp.,
Series 19-A, 3-Month LIBOR + 4.01%, 8.86% (C)	513	12,979
Total Preferred Stocks (Cost $1,915,748)		1,561,311

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.1%
Province of British Columbia
4.20%, 07/06/2033	$ 71,000	67,548
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Pakistan - 0.1%
Pakistan Government International Bonds
6.00%, 04/08/2026 (D)	$ 200,000	$ 193,254
Sri Lanka - 0.1%
Sri Lanka Government International Bonds
3.60% (I), 02/15/2038 (A)	200,000	164,000
Supranational - 0.4%
Africa Finance Corp.
5.55%, 10/08/2029 (A)(E)	200,000	196,933
African Export-Import Bank
3.80%, 05/17/2031 (D)	200,000	174,960
Asian Development Bank
1.88%, 01/24/2030	104,000	92,154
European Bank for Reconstruction & Development
1.50%, 02/13/2025	68,000	67,937
Inter-American Development Bank
4.00%, 01/12/2028	85,000	84,171
International Bank for Reconstruction & Development
3.13%, 11/20/2025	80,000	79,177
		695,332
Total Foreign Government Obligations (Cost $1,130,596)		1,120,134

	Shares	Value
COMMON STOCK - 0.3%
Energy Equipment & Services - 0.3%
Hi Crush Remainco (K)(L)(M)(O)	78	446,394

	Principal	Value
CONVERTIBLE BOND - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wynn Macau Ltd. 4.50%, 03/07/2029 (A)	$ 200,000	202,290
Total Convertible Bond (Cost $201,000)		202,290

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.5%
Money Market Fund - 1.5%
State Street Institutional U.S. Government Money Market Fund, 4.33% (P)	2,449,993	$ 2,449,993
Total Short-Term Investment Company (Cost $2,449,993)		2,449,993

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury Bills
3.36% (P), 02/04/2025	$ 100,000	99,988
4.27% (P), 04/24/2025	3,850,000	3,814,152
4.30% (P), 06/12/2025	6,000,000	5,910,130
4.55% (P), 02/06/2025	2,390,000	2,389,154
4.57% (P), 02/25/2025	350,000	349,091
Total Short-Term U.S. Government Obligations (Cost $12,559,468)		12,562,515

	Shares	Value
OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (P)	4,145,638	4,145,638
Total Other Investment Company (Cost $4,145,638)		4,145,638
Total Investments (Cost $168,745,653)		168,432,183
Net Other Assets (Liabilities) - (2.2)%		(3,656,079)
Net Assets - 100.0%		$ 164,776,104
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	120	03/20/2025	$13,560,296	$13,365,000	$—	$(195,296)
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (Q)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$60,356,976	$—	$60,356,976
U.S. Government Agency Obligations	—	34,882,444	—	34,882,444
Loan Assignments	—	29,071,071	1,147,635	30,218,706
Asset-Backed Securities	—	12,118,119	—	12,118,119
U.S. Government Obligations	—	8,367,663	—	8,367,663
Preferred Stocks	1,561,311	—	—	1,561,311
Foreign Government Obligations	—	1,120,134	—	1,120,134
Common Stock	—	—	446,394	446,394
Convertible Bond	—	202,290	—	202,290
Short-Term Investment Company	2,449,993	—	—	2,449,993
Short-Term U.S. Government Obligations	—	12,562,515	—	12,562,515
Other Investment Company	4,145,638	—	—	4,145,638
Total Investments	$8,156,942	$158,681,212	$1,594,029	$168,432,183
LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(195,296)	$—	$—	$(195,296)
Total Other Financial Instruments	$(195,296)	$—	$—	$(195,296)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $40,053,425, representing 24.3% of the
Fund's net assets.

(B)	Perpetual maturity. The date displayed is the next call date.
(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the total value of the Regulation S securities is $7,908,515, representing
4.8% of the Fund's net assets.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $4,071,694, collateralized by cash collateral of $4,145,638 and non-cash collateral, such as U.S. government securities of $9,293. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2025; the maturity date disclosed is the ultimate maturity date.
(J)	All or a portion of the security represents an unsettled loan commitment at January 31, 2025 where the rate will be determined at time of settlement.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2025, the total value of the securities is $1,594,029, representing 1.0% of the Fund’s net assets.
Transamerica Funds

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(M)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Hi Crush Remainco	10/08/2020 - 11/02/2021	$473,091	$446,394	0.3%
Loan Assignments	Atlas Sand Co. LLC Term Loan, 5.00%, 01/31/2026	10/08/2020	147,920	1,147,635	0.7
			$621,011	$1,594,029	1.0%

(N)	Fixed rate loan commitment at January 31, 2025.
(O)	Non-income producing security.
(P)	Rate disclosed reflects the yield at January 31, 2025.
(Q)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(R)	Level 3 security was not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
CPI	Consumer Price Index
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Co.
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Unconstrained Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative
Transamerica Funds

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
SUBSEQUENT EVENT
Effective on or about March 1, 2025, the Fund will be renamed Transamerica Strategic Income, the Fund's investment objective, principal investment strategies and benchmarks will change and the Fund will reduce its management fee schedule and sub-advisory fee schedule.
Transamerica Funds